LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Mar. 31, 2018	Aug. 31, 2014
Liabilities for assets acquisitions
Assets acquisition	R$ 39,767	R$ 37,104
Business combination transaction	469,602	465,124
Liabilities for assets acquisitions and associates	509,369	502,228
Current	112,446	101,515
Non-current	396,923	400,713
Facepa
Liabilities for assets acquisitions
Business combination transaction	42,093	41,721
Consideration paid			R$ 307,876
Cash transferred			R$ 267,876
VFFIP
Liabilities for assets acquisitions
Business combination transaction	427,509	423,403
Consideration paid				R$ 528,941
Cash transferred				R$ 44,998
Lands and forests | Real estate receivables certificates
Liabilities for assets acquisitions
Assets acquisition	R$ 39,767	R$ 37,104